Dividends (Dividends on Preferred Stock and Common Stock) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016	Mar. 31, 2015
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	¥ 190,002		¥ 195,265	¥ 176,137
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 10.00	[1]	¥ 20.00	¥ 20
Cash dividends In aggregate	¥ 989	[1]	¥ 3,572	¥ 5,906
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 7.50		¥ 7.75	¥ 7
Cash dividends In aggregate	¥ 189,013		¥ 191,693	¥ 170,231

[1]	In July 2016, all shares of the eleventh series class XI preferred stock were converted into common stock and cancelled. Consequently, the amount for the fiscal year does not include interim dividends.